Investment in Equity-Accounted Joint Venture - Schedule of Revenue and Other Income (Details) - USD ($)			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue and Other Income [Line Items]
Profit before tax			$ (228,243,769)	$ (51,871,823)	$ (139,446,204)
Income tax expense
Profit/(loss) for the year			(228,243,769)	(51,871,823)	(139,446,204)
Total comprehensive income/(loss) for the year			(237,326,495)	(47,187,703)	(140,266,637)
Group’s share of profit for the year			(1,054,949)	701,978
Tanbreez Financial Information [Member]
Schedule of Revenue and Other Income [Line Items]
Revenue and other income	$ 13,755,308
Depreciation	(446,976)
Profit before tax	1,278,643
Income tax expense
Profit/(loss) for the year	1,278,643
Total comprehensive income/(loss) for the year	1,278,643
Group’s share of profit for the year
60 North Greenland ApS [Member]
Schedule of Revenue and Other Income [Line Items]
Revenue and other income			(547,477)	2,989,508
Depreciation			(472,765)	(154)
Profit before tax			(2,511,434)	1,671,378
Income tax expense
Profit/(loss) for the year			(2,511,434)	1,671,378
Total comprehensive income/(loss) for the year
Group’s share of profit for the year			$ (1,054,949)	$ 701,979